Labor and social obligations	12 Months Ended
Dec. 31, 2022
Labor and social obligations
Labor and social obligations

17.        Labor and social obligations

	December 31,	December 31,
	2022	2021
Salaries payable	10,374	4,172
Social charges payable (i)	15,675	7,562
Accrued vacation	6,883	4,443
Accrual for bonus	9,522	8,683
Other	651	155
Total	43,105	25,015
(i)	Comprised of contributions to Social Security (“INSS”) and to Government Severance Indemnity Fund for Employees (“FGTS”) as well as withholding income tax (“IRRF”) over salaries.